Supplemental Cash Flow Information - Schedule of Interest Paid, Net of interest Received (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Interest paid, Net of interest Received [Abstract]
Interest paid	$ (103,833)	$ (119,610)
Interest received	12,675	44,090
Interest paid, net of interest received	$ (91,158)	$ (75,520)